LOSS PER SHARE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
(Loss)/Profit for the year	$ (28,914)	$ (22,090)	$ (40,270)
Diluted earnings per share denominator	101,870,064	103,508,820	107,510,179
Diluted earnings per ordinary share for continuing operations	$ (24,590)	$ (19,005)	$ (35,728)
Adjusted (loss)/profit after tax	(24,512)	(18,437)	(37,337)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	(28,991)	(22,658)	38,661
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share for continuing operations	$ (28,991)	$ (22,658)	$ (38,661)
Diluted earnings per share denominator	25,467,517	25,877,205	26,877,544
Adjusted (loss)/profit after tax	$ (24,512)	$ (18,437)	$ (37,337)